Financing receivables - Schedule of allowance for credit losses against loans and loans by impairment methodology and type of loans (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance by impairment methodology, Evaluated individually	¥ 447	¥ 7
Allowance by impairment methodology, Evaluated collectively	994	986
Total allowance for credit losses	1,441	993	¥ 961	¥ 848
Loans by impairment methodology, Evaluated individually	749,136	688,117
Loans by impairment methodology, Evaluated collectively	589,328	616,020
Total loans	1,338,466	1,304,137
Loans at banks [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance by impairment methodology, Evaluated individually	1
Allowance by impairment methodology, Evaluated collectively	967	912
Total allowance for credit losses	968	912	739	678
Loans by impairment methodology, Evaluated individually	4,722	4,513
Loans by impairment methodology, Evaluated collectively	381,405	360,463
Total loans	386,127	364,976
Short-term secured margin loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance by impairment methodology, Evaluated individually
Allowance by impairment methodology, Evaluated collectively		66
Total allowance for credit losses		66	142	87
Loans by impairment methodology, Evaluated individually	164,084	139,183
Loans by impairment methodology, Evaluated collectively	194,488	238,254
Total loans	358,572	377,437
Inter-bank money market loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance by impairment methodology, Evaluated individually
Allowance by impairment methodology, Evaluated collectively		7
Total allowance for credit losses		7
Loans by impairment methodology, Evaluated individually	1,040	1,371
Loans by impairment methodology, Evaluated collectively		8,380
Total loans	1,040	9,751
Corporate loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance by impairment methodology, Evaluated individually	446	7
Allowance by impairment methodology, Evaluated collectively	27	1
Total allowance for credit losses	473	8	79	82
Loans by impairment methodology, Evaluated individually	579,290	543,050
Loans by impairment methodology, Evaluated collectively	13,135	8,623
Total loans	592,425	551,673
Advances to affiliated companies [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance by impairment methodology, Evaluated individually
Allowance by impairment methodology, Evaluated collectively	0	0
Total allowance for credit losses	0	0	¥ 1	¥ 1
Loans by impairment methodology, Evaluated individually
Loans by impairment methodology, Evaluated collectively	300	300
Total loans	¥ 300	¥ 300